Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				£ 4,126	£ 5,725	£ 5,590
Liabilities, before offsetting				(713)	(885)	(1,217)
Net deferred tax, before offsetting	£ (3,413)	£ (4,373)	£ (4,373)	(3,413)	(4,840)	(4,373)
At 1 January 2017	4,840	4,373
Income statement	(1,417)	(458)	268
Other comprehensive income	308	134
Other movements	(318)	791
At 31 December 2017	3,413	4,840	4,373
Share-based compensation and deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				384	732	623
Liabilities, before offsetting				0	0	0
Net deferred tax, before offsetting	(384)	(623)	(623)	(384)	(732)	(623)
At 1 January 2017	732	623
Income statement	(307)	15
Other comprehensive income	(22)	20
Other movements	(19)	74
At 31 December 2017	384	732	623
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				157	251	261
Liabilities, before offsetting				0	0	0
Net deferred tax, before offsetting	(157)	(261)	(261)	(157)	(251)	(261)
At 1 January 2017	251	261
Income statement	(69)	17
Other comprehensive income	0	0
Other movements	(25)	(27)
At 31 December 2017	157	251	261
Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				52	91	95
Liabilities, before offsetting				(218)	0	(144)
Net deferred tax, before offsetting	(166)	(49)	(49)	(166)	(91)	(49)
At 1 January 2017	91	49
Income statement	(322)	(8)
Other comprehensive income	49	132
Other movements	16	16
At 31 December 2017	166	91	49
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				1	0	5
Liabilities, before offsetting				(76)	(333)	(239)
Net deferred tax, before offsetting	(75)	(234)	(234)	(75)	333	(234)
At 1 January 2017	(333)	234
Income statement	0	(7)
Other comprehensive income	262	(61)
Other movements	(4)	(31)
At 31 December 2017	75	(333)	234
Available for sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				200	183	28
Liabilities, before offsetting				(161)	(141)	(70)
Net deferred tax, before offsetting	(39)	(42)	(42)	(39)	(42)	(42)
At 1 January 2017	42	42
Income statement	0	9
Other comprehensive income	(3)	49
Other movements	0	26
At 31 December 2017	39	42	42
Fixed asset timing differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				1,266	1,801	2,008
Liabilities, before offsetting				(28)	(92)	(194)
Net deferred tax, before offsetting	(1,238)	(1,814)	(1,814)	(1,238)	(1,709)	(1,814)
At 1 January 2017	1,709	1,814
Income statement	(353)	(358)
Other comprehensive income	0	0
Other movements	(118)	253
At 31 December 2017	1,238	1,709	1,814
Loan impairment allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				108	151	157
Liabilities, before offsetting				0	0	0
Net deferred tax, before offsetting	(108)	(157)	(157)	(108)	(151)	(157)
At 1 January 2017	151	157
Income statement	(38)	52
Other comprehensive income	0	0
Other movements	(5)	(58)
At 31 December 2017	108	151	157
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				596	503	902
Liabilities, before offsetting				0	0	0
Net deferred tax, before offsetting	(596)	(902)	(902)	(596)	(503)	(902)
At 1 January 2017	503	902
Income statement	131	(522)
Other comprehensive income	0	0
Other movements	(38)	123
At 31 December 2017	596	503	902
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, before offsetting				1,362	2,013	1,511
Liabilities, before offsetting				(230)	(319)	(570)
Net deferred tax, before offsetting	(1,132)	(941)	(941)	£ (1,132)	£ (1,694)	£ (941)
At 1 January 2017	1,694	941
Income statement	(459)	344
Other comprehensive income	22	(6)
Other movements	(125)	415
At 31 December 2017	£ 1,132	£ 1,694	£ 941